Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Related Party Transactions
Related Party Transactions

Note 10—Related Party Transactions

Quincy Prelude LLC and Buffalo Management LLC

Quincy Prelude LLC owns 100% of the voting interests and 82.5% of the economic interests of Buffalo Management LLC (“Buffalo Management” or “Buffalo”) and has sole voting and dispositive power of the shares of our common stock owned by Buffalo. Buffalo owns 15,000,000 shares of our non-voting preferred stock with a liquidation preference of $15.0 million and 8% annual cumulative dividend. Chad Brownstein, one of our directors and executive vice chairman, is the sole member of Quincy Prelude LLC and has sole voting and dispositive power of the shares of our common stock beneficially owned by Quincy Prelude LLC. Barry Munitz, our chairman, owns a 17.5% non-voting economic interest in Buffalo Management. Together Quincy Prelude and Buffalo Management beneficially own more than 5% of our common stock.

During the nine months ended December 31, 2013 and 2012 and for the period from inception through December 31, 2013, Prospect paid Buffalo approximately nil, $1.1 million and $1.4 million, respectively.  No amounts were owing to Buffalo as of December 31, 2013 or 2012.

Under the Karlsson Extension Agreements, we were required to increase Karlsson’s royalty interest from 1% to 2% without increasing the aggregate amount of royalty interests payable to third parties. In order to achieve this result, we negotiated with Buffalo to reduce our revenue interest to Buffalo from 2% to 1%. On August 14, 2013, we compensated Buffalo for this 1% revenue interest by issuing Buffalo 15.0 million shares of our newly created redeemable preferred stock and warrants to purchase 1,005,283 shares of our common stock at $7.20 per share, expiring on August 13, 2018.  These warrants have full-ratchet anti-dilution protection to $3.50 per share. Due to the full ratchet protection, Buffalo was issued an additional 1,062,728 warrants in connection with our subsequent capital raises in September 2013 and February 2014.  These capital raises also resulted in the re-pricing of the 1,062,728 warrants from $7.20 to $3.50.  Due to the additional warrants being issued as a result of the full ratchet anti-dilution protection, additional expense was incurred for the new warrants. When this agreement was finalized on August 14, 2013, we recorded a gain of $0.5 million for the change in fair value of the warrants as originally estimated at quarter-ended June 30, 2013.

As of December 31, 2013, Quincy Prelude and Buffalo’s holdings included the following:

Stock and Warrants	Quantity	Strike Price ($)	Expiration Date
Warrants	36,271	187.50	2016
Warrants	35,410	130.00	2017
Warrants*	1,787,171	4.05	2018
Common Stock	63,763	N/A	N/A
Preferred Stock 8% Cumulative	15,000,000	N/A	N/A
Options**	4,000	130.00	2022
Options**	2,000	212.50	2021

*In conjunction with the February 12, 2014 capital raise the strike price on the 1,787,171 Buffalo warrants was reduced from $4.05 to $3.50 and we issued Buffalo Management 280,841 additional warrants with a strike price of $3.50 pursuant to the full ratchet anti-dilution provision.

**Options held by Chad Brownstein, our Executive Vice Chairman

Gregory M. Dangler, our interim chief financial officer, performs services from time to time for Buffalo Management, which is permitted by his employment agreement, and is compensated by Buffalo Management for this work.

Brownstein Hyatt Farber Schreck, LLP

Chad Brownstein, one of our directors and executive vice chairman, is the son of a founding partner of Brownstein Hyatt Farber Schreck, LLP (“Brownstein Hyatt”), which serves as Prospect Global’s principal outside legal counsel and also provides government relations services to us. As of December 31, 2013, Mr. Brownstein’s father controlled 104,074 shares of Prospect Global’s common stock, all of which were received in lieu of payment for services then owing.  Brownstein Hyatt also holds fully vested options to purchase 2,400 shares of our common stock at $130.00 per share, expiring in 2022.

During the nine months ended December 31, 2013 and 2012 and for the period from inception through December 31, 2013, Prospect made cash payments to Brownstein Hyatt totaling approximately $1.5 million, $3.2 million and $5.8 million respectively for legal and lobbying/permitting fees. Approximately $0.3 million and nil payable to Brownstein Hyatt are included in accrued liabilities and accounts payable as of December 31, 2013 and 2012, respectively. Chad Brownstein does not share in any of these fees.

Hexagon Investments, LLC and affiliates

One of our former board members, Scott Reiman, who served on our board from August 2011 to March 2012, is the founder of Hexagon Investments, LLC (“Hexagon”). Conway Schatz, an employee of Hexagon, became a director in April 2012 and resigned from our board on September 29, 2013. Grandhaven Energy, Very Hungry LLC and the Scott Reiman 1991 Trust are all affiliates of Hexagon.  At December 31, 2013, Hexagon and its affiliates’ holdings consisted of the following:

Entity	Quantity	Exercise Price	Expiration Date
Common Stock Held
Very Hungry LLC	891,112	N/A	N/A
Scott Reiman Trust	199,086	N/A	N/A
Total Common Stock	1,090,198
Warrants
Very Hungry LLC (1)	739,337	$6.00	2014
Very Hungry LLC	96,833	$15.00	2017
Very Hungry LLC (2)	1,095,314	$4.05	2018
Scott Reiman Trust (1)	177,331	$6.00	2014
Scott Reiman Trust	37,874	$15.00	2017
Scott Reiman Trust (2)	262,713	$4.05	2018
Total Warrants	2,409,402

(1)   Series B warrants entitling the holder to purchase for $6.00 per unit one share of our common stock and one Series A warrant to purchase an additional share of our common stock for $6.00 per share.  If exercised, each Series A warrant would have full ratchet anti-dilution protection. All of these Series B warrants expired unexercised on January 9, 2014.

(2)   Warrants have full ratchet anti-dilution protection. In connection with our 2014 capital raise the exercise price on these warrants was reduced from $4.05 to $1.50.

Grandhaven Energy Royalty Interest

Grandhaven holds a 1% overriding royalty interest in the gross proceeds received by our subsidiary AWP from the extraction of potash from lands and state exploration permits held by AWP on November 22, 2011. At the time of acquiring this interest, we recognized a liability of $4.1 million for the fair value of this royalty obligation (the “Grandhaven Obligation”). Grandhaven also holds an option (the “Grandhaven Option”), that just became effective on December 31, 2013 and is now exercisable at any time, to receive shares of our common stock valued at $212.50 per share in exchange for the fair market value of any royalty interest surrendered.

For accounting purposes, the Grandhaven Option is deemed to be a derivative financial instrument requiring bifurcation and fair value measurement beginning with the option’s effective date of December 31, 2013. The value of the Grandhaven Option at December 31, 2013 was determined to be nil given the difference between the Company’s stock price on that date and the $212.50 option conversion price.

In addition, if;

(i)                         the Arizona State Land Department declines to issue any lease to us with respect to any state exploration permit, or

(ii)                      the Arizona State Land Department terminates any state exploration permit, or

(iii)                   the Arizona State Land Department refuses to consent to the assignment of any royalty interests in any Arizona state lease, or requires any reduction of or imposes any condition on such royalty interests as a condition of approving an assignment of such royalty interests or approving any royalty reduction or other action with respect to a state lease, then Grandhaven has the option to receive substitute royalty interests from us in the same number of acres in portions of our private mineral leases, in a percentage sufficient to compensate Grandhaven for the reduced royalty interests in the affected state leases.

If we have not been issued any Arizona state leases as of the date that we convey the assignment of the royalty interest in our private mineral leases, Grandhaven may elect to exchange their royalty in our Arizona state leases for a 1.388% royalty interest in all of our private mineral leases.

On February 7, 2014 we received notice from Grandhaven regarding the closing of the conveyance of their royalty interests in the fee and state mineral rights owned by AWP.  As of February 25, 2014 the assignment of their royalty interest had not been completed.

Note 12—Related Party Transactions

Buffalo Management LLC

Quincy Prelude LLC, one of our stockholders beneficially owning more than 5% of our common stock, owns 100% of the voting interests and 75% of the economic interests of Buffalo Management LLC (“Buffalo Management”) and has sole voting and dispositive power of the shares of our common stock owned by Buffalo Management. Chad Brownstein, one of our directors and executive vice chairman, is the sole member of Quincy Prelude LLC and has sole voting and dispositive power of the shares of our common stock beneficially owned by Quincy Prelude LLC. Barry Munitz, our chairman, owns a 15% non-voting economic interest in Buffalo Management.

On August 1, 2012 we entered into a termination of the management services agreement with Buffalo Management.  The management services agreement, which was terminable only by Buffalo Management, provided for fees to Buffalo Management for management services rendered in connection with significant transactions such as acquisitions, dispositions and financings.  Also on August 1, 2012, Chad Brownstein, the principal at Buffalo Management who rendered services to us pursuant to the management services agreement and our non-executive board chairman at the time, became our executive vice chairman.

Pursuant to the termination agreement we: (i) paid Buffalo Management $975,000 in cash and issued them a warrant to purchase 7,043 shares of our common stock for $130.00 per share in satisfaction of the $1.5 million fee payable to Buffalo Management in connection with the acquisition of the 50% of American West Potash that we did not previously own and described above in Note 3—The Karlsson Group Acquisition; (ii) issued Buffalo Management a warrant to purchase 5,366 shares of our common stock for $130.00 per share in connection with services rendered by Buffalo Management in connection with our July, 2012 public offering of 308,000 shares of common stock at $130.00 per share; and (iii) issued Buffalo a warrant to purchase 40,000 shares of our common stock for $130.00 per share in consideration of Buffalo Management’s terminating its right to future transaction fees and the $20,000 monthly consulting fee under the management services agreement.  The fee payable to Buffalo Management equal to 2% of Prospect Global’s annual gross revenues in perpetuity and provided for under Section 2(a) of the management services agreement survived the termination.  On April 15, 2013 and as a condition to the Extension Agreement entered into with The Karlsson Group on this same date, this 2% fee was reduced to 1% in exchange for consideration yet to be determined.  Refer to Note 18—Subsequent Events for additional information.

The warrant to purchase an aggregate of 52,409 shares of our common stock for $130.00 per share that we issued to Buffalo Management on August 1, 2012 is exercisable through July 31, 2017, subject to a two year extension in the event of a change of control of Prospect Global.  The fair value of the warrant issued to Buffalo Management on August 1, 2012 was estimated at $5.2 million using the Black-Scholes pricing model.  Significant inputs included the Company’s stock price, an estimated term of five years, estimated volatility of 177.26%, risk free rate of 0.61% and no dividends.  We also amended our registration rights agreement with Buffalo Management to cover the shares issuable pursuant to the August 1, 2012 warrant.  The amended registration rights agreement provides for demand and piggy-back registration rights, provided that each demand registration is limited to 22,000 shares.

During the 12 months ended March 31, 2013 and 2012 and for the period from inception through March 31, 2013, Prospect paid Buffalo Management approximately $1.1 million, $0.3 million and $1.4 million, respectively.  As of March 31, 2013 and 2012, accrued liabilities included nil and twenty-five thousand dollars, respectively, related to amounts owing to Buffalo Management.

Brownstein Hyatt Farber Schreck, LLP

Chad Brownstein, one of our directors and executive vice chairman, is the son of a founding partner of Brownstein Hyatt Farber Schreck, LLP (“Brownstein Hyatt”), which serves as Prospect Global’s principal outside legal counsel. Mr. Brownstein’s father controls 35,563 shares of Prospect Global’s common stock which includes the 15,640 shares issued in May 2013 in lieu of payment for services then owing (see below). During the 12 months ended March 31, 2013 and 2012 and for the period from inception through March 31, 2013, Prospect paid Brownstein Hyatt approximately $3.6 million $0.5 million and $4.3 million, respectively, in legal and lobbying/permitting fees. Approximately $0.8 million and $0.3 million payable to Brownstein Hyatt are included in accrued liabilities and accounts payable as of March 31, 2013 and 2012, respectively. Chad Brownstein does not share in any of these fees.

On July 2, 2012, we issued Brownstein Hyatt ten year options to purchase 2,400 shares of our common stock at $130.00 per share as compensation.  In May 2013, we entered into an agreement with Brownstein Hyatt under which Brownstein Hyatt received 15,640 shares of our common stock in lieu of payment for services owing at March 31, 2013 in the amount of $0.2 million.

Hexagon Investments, LLC / Grandhaven Energy, LLC / Very Hungry LLC /Scott Reiman 1991 Trust

One of our former board members, Scott Reiman, who served on our board from August 2011 to March 2012, is the founder of Hexagon Investments, LLC (“Hexagon”). Hexagon was not a related party prior to these transactions. The relationship between Hexagon, Grandhaven Energy, Very Hungry and the Scott Reiman 1991 Trust and the details of our transactions with these entities are summarized below:

•              On April 25, 2011, we issued a $2.5 million face value secured convertible note in exchange for net proceeds of $2.5 million. The note converted into 17,630 shares of our common stock on November 22, 2011. We also issued Hexagon two warrants to purchase our common stock. The first warrant is exercisable until April 25, 2013 for up to 13,333 of our shares at an exercise price of $150.00 per share. The second warrant is exercisable until April 25, 2014 for up to 50,000 of our shares at an exercise price of $150.00 per share. In connection with issuance of the convertible note we granted piggy-back registration rights to Hexagon for the shares issuable upon conversion of the note and exercise of the warrants.

•                  On September 19, 2011, we issued a $1.5 million convertible secured note in exchange for net proceeds of $1.5 million. This note converted to 7,981 shares of our common stock on November 22, 2011. We also issued Hexagon a warrant to purchase up to 19,608 shares of our common stock at an exercise price of $191.50 per share, which is exercisable until September 18, 2013. In connection with issuance of the convertible note, we granted piggy-back registration rights to Hexagon for the shares issuable upon conversion of the note and exercise of the warrants.

•                  On November 22, 2011 we sold 51,765 shares of common stock and a warrant to purchase 51,765 shares of common stock at $212.50 per share for total cash proceeds of $11.0 million to Very Hungry LLC, an affiliate of Hexagon. The warrant is exercisable at any time through August 5, 2013. We granted piggy-back registration rights for the shares purchased and issuable upon exercise of the warrant.

Also on November 22, 2011 we entered into a royalty agreement with Grandhaven Energy, LLC, an affiliate of Hexagon, whereby we sold Grandhaven an overriding royalty interest of 1% of the gross proceeds received by our subsidiary AWP from the extraction of potash from its existing land holdings for $25,000 cash. If (i) the Arizona State Land Department declines to issue any lease to AWP with respect to any state exploration permit, or (ii) the Arizona State Land Department terminates any state exploration permit, or (iii) the Arizona State Land Department refuses to consent to the assignment of any royalty interests in any Arizona state lease, or requires any reduction of or imposes any condition on such royalty interests as a condition of approving an assignment of such royalty interests or approving any royalty reduction or other action with respect to a state lease, or (iv) if AWP has not been issued all of the state leases and conveyed to Grandhaven all royalty interests in all of AWP’s Arizona state leased premises on or before March 1, 2013, Grandhaven has the option to receive substitute royalty interests from us in the same number of acres in portions of our non-Arizona state properties, in a percentage sufficient to compensate Grandhaven for the reduced royalty interests in the affected state lease. If AWP has not been issued any Arizona state leases as of the date that AWP conveys assignments of the royalty interest in the non-Arizona state properties Grandhaven may elect to receive in substitution an assignment of a 1.388% royalty interest in all of the non-Arizona state leased premises. If we do not deliver assignments of the royalty interest from AWP to Grandhaven by December 31, 2013, Grandhaven has the option, at any time thereafter, to purchase shares of our common stock at $212.50 per share in exchange for the surrender by Grandhaven of royalty interests for which assignments have not been obtained, valued at their fair market value at that time (collectively the “Grandhaven Option”).

•            Grandhaven Energy controls Very Hungry LLC.  Conway Schatz, a manager of Very Hungry, joined our board of directors effective April 1, 2012 and currently holds 2,800 options to purchase shares of our common stock at an exercise price of $130.00 per share.  Mr. Schatz does not have dispositive power over the shares owned by Very Hungry.

•              On June 7, 2012, Hexagon consummated the contribution of all of its shares of common stock and warrants to purchase common stock to Very Hungry. Subsequent to that transaction, the Scott Reiman 1991 Trust liquidated its membership Interest in Very Hungry and received a pro rata distribution of its interests in Very Hungry, including equity securities of Prospect.

•              On July 5, 2012, Very Hungry purchased 96,154 shares of our common stock at $130.00 per share in a public offering for total cash proceeds of $12.5 million.

•              On May 2, 2013, we borrowed $5.0 million from Very Hungry, LLC and the Scott Reiman 1991 Trust in exchange for $5.5 million in unsecured, subordinated promissory notes.  In consideration for this loan, we reduced the exercise price on all warrants to purchase our common stock held by the lenders to $15.00 per share (from exercises prices ranging from $212.50 per share to $150.00 per share) and extended the maturity of all these warrants to August 1, 2017. Very Hungry, LLC and the Scott Reiman 1991 Trust have agreed to invest their $5.5 million subordinated notes in convertible preferred stock that would be automatically convertible upon stockholder approval of the conversion into the same securities issued in the public offering that closed on June 26, 2013. Refer to Note 18—Subsequent Events for additional information.

Intercompany Receivables from AWP

The Company paid certain expenses in 2013 and 2012 on behalf of AWP. All intercompany receivables and payables have been eliminated from our consolidated financial statements as of March 31, 2013 and 2012.